SUPPLEMENTAL FINANCIAL INFORMATION (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (3,764)	$ (3,661)
Mining, other development expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(3)	(3)
Milling, conversion expense
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(3,165)	(3,264)
Cost of services
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(248)	(233)
Exploration and evaluation
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	(221)	(124)
General and administrative
DisclosureOfDepreciationExpenseLineItems [Line Items]
Depreciation expense	$ (127)	$ (37)